UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07738

Montana Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments September 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/ S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MONTANA MUNICIPAL BONDS (95.9%)

#Billings, MT (West Park Village) Multifamily Hsg. Devl. Ref. Rev. GNMA	Aaa/NR	5.550%	12/01/2032	$2,500,000	$2,443,450
#Forsyth, MT PCR Ref. Northwestern Corp. Colstrip AMBAC	Aa-3/AA	4.650	08/01/2023	650,000	569,952
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.--Cmnty. Med. Ctr.	Aa-3/NR	5.100	12/01/2018	250,000	255,780
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.--Cmnty. Med. Ctr.	Aa-3/NR	5.125	12/01/2019	250,000	255,012
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.--Cmnty. Med. Ctr.	Aa-3/NR	5.150	12/01/2020	250,000	253,155
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.--Cmnty. Med. Ctr.	Aa-3/NR	5.200	12/01/2021	250,000	252,215
MT Fac. Fin. Auth. (St. Luke Health)	Aa-3/NR	4.500	01/01/2017	120,000	116,801
MT Fac. Fin. Auth. (St. Luke Health)	Aa-3/NR	5.000	01/01/2022	500,000	472,920
MT Facs. Fin. Auth. (St. Peters Hospital)	A-3/NR	5.000	06/01/2028	250,000	222,750
*MT Fin. Auth. Rev. (Providence Health)	Aa/AA	5.000	10/01/2022	1,500,000	1,425,990
MT Fac. Fin. Auth. Series A (Cmty, Counseling & Correctional Svcs.) CIFG	NR/A-	4.500	10/01/2022	470,000	421,115
MT Fac. Fin. Auth. Series B (Boyd Andrew Prj.) CIFG	NR/A-	4.500	10/01/2022	215,000	192,638
MT Fac. Fin. Auth. (Benefits Healthcare) Assured GTY	NR/AAA	4.750	01/01/2025	150,000	137,435
MT State (Water Pollution Control) Revolving Fund Program G.O.	Aa/AA	5.600	07/15/2020	170,000	175,634
MT State (Water Pollution Control) Revolving Fund Program G.O.	Aa/AA	5.600	07/15/2020	240,000	247,954
MT Board of Hsg. Multifamily Mrtge. FHA	Aa/NR	6.150	08/01/2026	200,000	200,002
MT State Board of Regents Higher Educ. (MT St. Univ.) Rev. Ref. AMBAC	Aa-3/AA	5.000	11/15/2021	750,000	754,035
MT State Board of Regents (University of MT) MBIA	A/AA	6.000	05/15/2019	230,000	242,933
MT State Board of Regents (University of MT) MBIA	A/AA	5.750	05/15/2024	275,000	285,186
MT State Board of Regents Higher Educ. (MT. St. Univ.) Fac. Rev. AMBAC	Aa-3/AA	4.500	11/15/2025	770,000	688,888
MT Hlth. Facs. Auth. (State Hospital Hlth. Care Rev. AMBAC	Aa-3/NR	5.000	06/01/2022	600,000	610,878
MT Hlth. Facs. Auth. (Big Horn Hosp.--Hardin) Rev.	A/NR	5.100	02/01/2018	300,000	300,000
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.	A/NR	5.100	02/01/2018	350,000	350,000
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev.	A/NR	5.100	02/01/2018	150,000	150,000
*MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev.	A/NR	6.000	08/01/2020	1,400,000	1,425,410
MT Board of Hsg., Single Family Program	Aa-1/AA+	5.050	12/01/2024	150,000	141,540
MT Board of Hsg., Single Family Program	Aa-1/AA+	5.300	12/01/2029	150,000	141,315
*MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	5.500	12/01/2031	1,935,000	1,679,483
#MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	6.400	12/01/2032	1,250,000	1,265,400
#MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.	NR/A+	5.000	06/01/2018	1,000,000	1,018,750
*MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev.	NR/A-	5.600	10/01/2017	750,000	750,007
#MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center	NR/A-	6.300	10/01/2020	795,000	817,968

TOTAL MONTANA MUNICPAL BONDS (COST: $18,914,122)					$18,264,596

SHORT-TERM SECURITIES (2.8%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $539,751)				539,751	$539,751

TOTAL INVESTMENTS IN SECURITIES (COST: $19,453,873)					$18,804,347
OTHER ASSETS LESS LIABILITIES					246,160

NET ASSETS					$19,050,507

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At September 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $19,453,873. The net unrealized depreciation of investments based on the cost was $649,526, which is comprised of $144,309 aggregate gross unrealized appreciation and $793,835 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1:	quoted prices in active markets for identical securities
Level 2:	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:

Level 1: Quoted Prices	$539,751
Level 2: Other Significant Observable Inputs	18,264,596
Level 3: Significant Unobservable Inputs	--
Total	$18,804,347

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montana Tax-Free Fund, Inc.

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Montana Tax-Free Fund, Inc.

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: November 21, 2008

By:	/s/Adam Forthun
Adam Forthun
Treasurer

Date: November 21, 2008